Third Quarter Report
February 28, 2023 (Unaudited)
Multi-Manager Value Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 6.9%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,267,318	23,964,984
Lumen Technologies, Inc.	379,310	1,289,654
Verizon Communications, Inc.	1,489,884	57,822,398
Total		83,077,036
Entertainment 1.5%
Activision Blizzard, Inc.	72,433	5,523,016
Electronic Arts, Inc.	46,574	5,166,920
Liberty Media Group LLC, Class A(a)	2,700	164,052
Liberty Media Group LLC, Class C(a)	20,074	1,362,422
Madison Square Garden Entertainment Corp.(a)	476	28,812
Take-Two Interactive Software, Inc.(a)	130,624	14,309,859
Walt Disney Co. (The)(a)	305,424	30,423,285
Warner Bros Discovery, Inc.(a)	298,230	4,658,353
Total		61,636,719
Interactive Media & Services 1.2%
Alphabet, Inc., Class A(a)	299,164	26,942,710
Meta Platforms, Inc., Class A(a)	130,352	22,803,779
Total		49,746,489
Media 1.8%
Charter Communications, Inc., Class A(a)	46	16,910
Comcast Corp., Class A	1,473,250	54,760,702
DISH Network Corp., Class A(a)	35,756	407,976
Fox Corp., Class A	80,559	2,821,176
Fox Corp., Class B	64,046	2,065,484
Interpublic Group of Companies, Inc. (The)	128,172	4,555,233
Liberty Broadband Corp., Class A(a)	2,117	183,607
Liberty Broadband Corp., Class C(a)	15,540	1,346,852
Liberty SiriusXM Group, Class A(a)	12,333	399,466
Liberty SiriusXM Group, Class C(a)	27,937	900,130
News Corp., Class A	39,613	679,363
News Corp., Class B	21,231	366,447
Omnicom Group, Inc.	86	7,789
Paramount Global, Class A	3,915	96,231
Paramount Global, Class B	149,308	3,198,177
Total		71,805,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.(a)	100,741	14,323,355
Total Communication Services		280,589,142
Consumer Discretionary 8.2%
Auto Components 0.9%
Aptiv PLC(a)	19,638	2,283,507
Autoliv, Inc.	16,495	1,527,107
BorgWarner, Inc.	432,965	21,769,480
Gentex Corp.	35,624	1,017,065
Lear Corp.	68,177	9,520,918
Total		36,118,077
Automobiles 1.2%
Ford Motor Co.	569,256	6,870,920
General Motors Co.	1,031,745	39,969,801
Total		46,840,721
Distributors 0.1%
LKQ Corp.	104,488	5,986,118
Hotels, Restaurants & Leisure 1.0%
Aramark	45,023	1,656,847
Booking Holdings, Inc.(a)	5,616	14,174,784
Caesars Entertainment, Inc.(a)	5,016	254,612
Carnival Corp.(a)	122,961	1,305,846
Hyatt Hotels Corp., Class A(a)	5,864	681,631
McDonald’s Corp.	66,955	17,670,094
MGM Resorts International	82,729	3,558,174
Royal Caribbean Cruises Ltd.(a)	31,724	2,240,983
Total		41,542,971
Household Durables 1.7%
D.R. Horton, Inc.	126,147	11,666,075
Garmin Ltd.	36,640	3,595,483
Lennar Corp., Class A	89,215	8,630,659
Lennar Corp., Class B	6,679	545,407
Mohawk Industries, Inc.(a)	20,238	2,081,479
NVR, Inc.(a)	6,710	34,714,990
PulteGroup, Inc.	82,663	4,519,186
2	Multi-Manager Value Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toll Brothers, Inc.	1,937	116,104
Whirlpool Corp.	20,193	2,786,230
Total		68,655,613
Internet & Direct Marketing Retail 0.7%
Amazon.com, Inc.(a)	290,857	27,407,455
eBay, Inc.	1,039	47,690
Total		27,455,145
Leisure Products 0.0%
Hasbro, Inc.	3,197	175,867
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	42,615	6,191,107
Target Corp.	54,799	9,233,632
Total		15,424,739
Specialty Retail 2.0%
Advance Auto Parts, Inc.	15,667	2,271,089
CarMax, Inc.(a)	399,492	27,580,928
Dick’s Sporting Goods, Inc.	1,132	145,609
Home Depot, Inc. (The)	174,095	51,626,131
Lithia Motors, Inc., Class A	3,067	782,637
Penske Automotive Group, Inc.	4,702	677,793
Total		83,084,187
Textiles, Apparel & Luxury Goods 0.2%
Capri Holdings Ltd.(a)	1,180	58,492
NIKE, Inc., Class B	41,982	4,987,042
Ralph Lauren Corp.	6,915	817,284
Tapestry, Inc.	23,496	1,022,311
Total		6,885,129
Total Consumer Discretionary		332,168,567
Consumer Staples 5.0%
Beverages 1.9%
Coca-Cola Co. (The)	274,562	16,339,184
Constellation Brands, Inc., Class A	16,464	3,682,997
Keurig Dr. Pepper, Inc.	44,191	1,526,799
Molson Coors Beverage Co., Class B	26,873	1,429,375
PepsiCo, Inc.	310,245	53,836,815
Total		76,815,170
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	223	46,373
Kroger Co. (The)	230,112	9,927,032
Performance Food Group, Inc.(a)	7,104	402,015
U.S. Foods Holding Corp.(a)	40,272	1,511,408
Walgreens Boots Alliance, Inc.	57,994	2,060,527
Walmart, Inc.	93,045	13,224,486
Total		27,171,841
Food Products 1.4%
Archer-Daniels-Midland Co.	68,787	5,475,445
Bunge Ltd.	46,998	4,488,309
Campbell Soup Co.	2,535	133,138
ConAgra Foods, Inc.	67,427	2,455,017
Darling Ingredients, Inc.(a)	26,581	1,681,780
General Mills, Inc.	122,697	9,755,638
Hormel Foods Corp.	15,575	691,218
Ingredion, Inc.	349	34,691
JM Smucker Co. (The)	29,856	4,415,404
Kraft Heinz Co. (The)	43,388	1,689,529
McCormick & Co., Inc.	2,137	158,822
Mondelez International, Inc., Class A	289,338	18,859,051
Pilgrim’s Pride Corp.(a)	284	6,643
Post Holdings, Inc.(a)	1,436	129,182
Tyson Foods, Inc., Class A	93,436	5,535,149
Total		55,509,016
Household Products 0.6%
Procter & Gamble Co. (The)	178,766	24,591,051
Personal Products 0.0%
BellRing Brands, Inc.(a)	8,344	257,663
Tobacco 0.4%
Philip Morris International, Inc.	171,669	16,703,393
Total Consumer Staples		201,048,134
Energy 10.1%
Energy Equipment & Services 0.3%
Baker Hughes Co.	150,571	4,607,472
Schlumberger Ltd.	126,937	6,754,318
TechnipFMC PLC(a)	48,738	745,204
Total		12,106,994

Multi-Manager Value Strategies Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 9.8%
Chevron Corp.	619,717	99,631,902
ConocoPhillips Co.	800,825	82,765,264
Coterra Energy, Inc.	71,228	1,778,563
Devon Energy Corp.	37,754	2,035,696
Diamondback Energy, Inc.	36,642	5,151,132
EOG Resources, Inc.	257,583	29,112,031
Exxon Mobil Corp.	951,590	104,589,257
Hess Corp.	47,079	6,341,541
Kinder Morgan, Inc.	245,204	4,183,180
Marathon Oil Corp.	145,822	3,667,423
Marathon Petroleum Corp.	81,850	10,116,660
Occidental Petroleum Corp.	77,029	4,510,818
ONEOK, Inc.	31,329	2,050,483
Ovintiv, Inc.	40,031	1,712,126
Phillips 66	43,453	4,456,540
Pioneer Natural Resources Co.	29,886	5,989,453
Targa Resources Corp.	18,521	1,372,406
Valero Energy Corp.	152,353	20,069,461
Vitesse Energy, Inc.(a)	1,560	27,129
Williams Companies, Inc. (The)	218,287	6,570,439
Total		396,131,504
Total Energy		408,238,498
Financials 20.9%
Banks 9.9%
Bank of America Corp.	2,485,313	85,246,236
Citigroup, Inc.	207,948	10,540,884
Citizens Financial Group, Inc.	56,240	2,348,583
Comerica, Inc.	19,571	1,371,927
East West Bancorp, Inc.	6,605	503,367
Fifth Third Bancorp	149,775	5,436,833
First Citizens BancShares Inc., Class A	78	57,233
First Horizon Corp.	7,895	195,559
First Republic Bank	126,911	15,611,322
Huntington Bancshares, Inc.	215,680	3,304,218
JPMorgan Chase & Co.	742,549	106,444,399
KeyCorp	232,694	4,255,973
M&T Bank Corp.	11,504	1,786,456
PNC Financial Services Group, Inc. (The)	131,147	20,710,734
Common Stocks (continued)
Issuer	Shares	Value ($)
Prosperity Bancshares, Inc.	622	45,711
Regions Financial Corp.	250,269	5,836,273
Truist Financial Corp.	1,110,796	52,151,872
U.S. Bancorp	492,375	23,501,059
Webster Financial Corp.	7,806	414,655
Wells Fargo & Co.	1,279,490	59,841,747
Western Alliance Bancorp	2,707	200,968
Zions Bancorp	31,400	1,589,468
Total		401,395,477
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	163,162	8,301,682
BlackRock, Inc.	18,265	12,592,439
Blackstone, Inc.	45,179	4,102,253
Carlyle Group, Inc. (The)	5,437	187,033
CME Group, Inc.	71,503	13,253,796
Franklin Resources, Inc.	95,259	2,807,283
Goldman Sachs Group, Inc. (The)	43,469	15,285,874
Invesco Ltd.	14,455	255,275
Jefferies Financial Group, Inc.	13,256	500,944
KKR & Co., Inc., Class A	651,626	36,719,125
Morgan Stanley	333,122	32,146,273
Nasdaq, Inc.	413,985	23,207,999
Northern Trust Corp.	124,480	11,859,210
State Street Corp.	57,672	5,114,353
Total		166,333,539
Consumer Finance 0.4%
Ally Financial, Inc.	104,256	3,132,893
Capital One Financial Corp.	74,434	8,119,261
Synchrony Financial	118,486	4,231,135
Total		15,483,289
Diversified Financial Services 1.4%
Apollo Global Management, Inc.	5,640	399,876
Berkshire Hathaway, Inc., Class B(a)	183,206	55,910,807
Equitable Holdings, Inc.	219	6,881
Total		56,317,564

4	Multi-Manager Value Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.1%
Aflac, Inc.	93,752	6,389,199
Allstate Corp. (The)	184,109	23,709,557
American Financial Group, Inc.	1,243	166,699
American International Group, Inc.	1,088,884	66,541,701
Arch Capital Group Ltd.(a)	51,657	3,615,990
Assurant, Inc.	6,544	833,640
Axis Capital Holdings Ltd.	98	5,950
Chubb Ltd.	113,679	23,988,543
CNA Financial Corp.	3,492	152,880
Everest Re Group Ltd.	4,525	1,737,464
F&G Annuities & Life, Inc.	5,189	105,700
Fidelity National Financial, Inc.	76,310	3,041,717
Globe Life, Inc.	18,240	2,219,626
Hartford Financial Services Group, Inc. (The)	299,162	23,418,401
Loews Corp.	31,217	1,907,046
Markel Corp.(a)	666	885,687
Marsh & McLennan Companies, Inc.	216,480	35,100,067
MetLife, Inc.	20,732	1,487,106
Old Republic International Corp.	28,849	760,748
Principal Financial Group, Inc.	54,334	4,866,153
Prudential Financial, Inc.	28,399	2,839,900
Travelers Companies, Inc. (The)	25,081	4,642,995
Total		208,416,769
Total Financials		847,946,638
Health Care 15.5%
Biotechnology 2.0%
AbbVie, Inc.	281,756	43,362,248
Biogen, Inc.(a)	37,445	10,104,908
Gilead Sciences, Inc.	140,789	11,337,738
Moderna, Inc.(a)	43,146	5,989,096
Regeneron Pharmaceuticals, Inc.(a)	10,678	8,119,765
United Therapeutics Corp.(a)	5,345	1,315,084
Vertex Pharmaceuticals, Inc.(a)	2,202	639,218
Total		80,868,057
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Abbott Laboratories	516,745	52,563,301
Baxter International, Inc.	50,185	2,004,891
Becton Dickinson and Co.	190,219	44,615,866
Boston Scientific Corp.(a)	3,150	147,168
Cooper Companies, Inc. (The)	1,616	528,384
GE HealthCare Technologies, Inc.(a)	24,045	1,827,420
Hologic, Inc.(a)	26,678	2,124,636
Medtronic PLC	563,511	46,658,711
STERIS PLC	12,626	2,374,067
Stryker Corp.	97,261	25,567,972
Teleflex, Inc.	2,191	521,962
Zimmer Biomet Holdings, Inc.	25,473	3,155,340
Total		182,089,718
Health Care Providers & Services 4.6%
Centene Corp.(a)	45,816	3,133,814
Cigna Corp. (The)	91,767	26,805,141
CVS Health Corp.	219,446	18,332,519
Elevance Health, Inc.	70,326	33,030,012
HCA Healthcare, Inc.	116,445	28,348,535
Henry Schein, Inc.(a)	38,024	2,977,659
Humana, Inc.	69,488	34,397,950
Laboratory Corp. of America Holdings	34,080	8,157,389
McKesson Corp.	5,309	1,857,141
Quest Diagnostics, Inc.	43,722	6,049,376
UnitedHealth Group, Inc.	36,124	17,192,857
Universal Health Services, Inc., Class B	26,871	3,589,160
Total		183,871,553
Life Sciences Tools & Services 0.8%
Avantor, Inc.(a)	8,091	197,178
Bio-Rad Laboratories, Inc., Class A(a)	2,694	1,287,301
Danaher Corp.	56,699	14,034,703
PerkinElmer, Inc.	15,737	1,960,358
Thermo Fisher Scientific, Inc.	29,539	16,003,049
Total		33,482,589

Multi-Manager Value Strategies Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	338,822	23,365,165
Catalent, Inc.(a)	6,266	427,466
Eli Lilly & Co.	16,895	5,258,062
Jazz Pharmaceuticals PLC(a)	13,199	1,853,140
Johnson & Johnson	178,992	27,432,314
Merck & Co., Inc.	204,459	21,721,724
Pfizer, Inc.	1,566,560	63,555,339
Viatris, Inc.	203,802	2,323,343
Total		145,936,553
Total Health Care		626,248,470
Industrials 13.2%
Aerospace & Defense 1.9%
General Dynamics Corp.	28,674	6,535,091
Howmet Aerospace, Inc.	67,628	2,852,549
Huntington Ingalls Industries, Inc.	3,665	788,708
L3Harris Technologies, Inc.	95,710	20,212,995
Lockheed Martin Corp.	29,050	13,777,253
Northrop Grumman Corp.	43,068	19,988,289
Raytheon Technologies Corp.	95,277	9,345,721
Textron, Inc.	54,703	3,967,609
Total		77,468,215
Air Freight & Logistics 0.8%
FedEx Corp.	42,255	8,587,061
GXO Logistics, Inc.(a)	6,109	302,823
United Parcel Service, Inc., Class B	124,437	22,708,508
Total		31,598,392
Airlines 0.1%
Southwest Airlines Co.	101,267	3,400,546
United Airlines Holdings, Inc.(a)	43,849	2,278,394
Total		5,678,940
Building Products 1.1%
Builders FirstSource, Inc.(a)	47,462	4,023,828
Carlisle Companies, Inc.	8,175	2,110,948
Carrier Global Corp.	398,367	17,938,466
Fortune Brands Innovations, Inc.	29,167	1,806,896
Johnson Controls International PLC	99,885	6,264,787
MasterBrand, Inc.(a)	29,167	284,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Owens Corning	26,387	2,580,385
Trane Technologies PLC	56,196	10,394,574
Total		45,403,971
Commercial Services & Supplies 1.1%
Republic Services, Inc.	98,941	12,756,463
Waste Management, Inc.	205,100	30,715,776
Total		43,472,239
Construction & Engineering 0.3%
AECOM	28,741	2,482,073
Arcosa, Inc.	165	9,999
Jacobs Solutions, Inc.	17,527	2,094,477
Quanta Services, Inc.	40,721	6,572,369
Total		11,158,918
Electrical Equipment 0.7%
Acuity Brands, Inc.	34	6,595
AMETEK, Inc.	11,624	1,645,493
Eaton Corp. PLC	127,354	22,278,035
Emerson Electric Co.	62	5,128
Hubbell, Inc.	644	161,992
Regal Rexnord Corp.	11,543	1,819,639
Sensata Technologies Holding	40,917	2,069,582
Total		27,986,464
Industrial Conglomerates 1.1%
General Electric Co.	72,136	6,110,641
Honeywell International, Inc.	194,797	37,299,729
Total		43,410,370
Machinery 4.2%
AGCO Corp.	21,789	3,068,109
Caterpillar, Inc.	130,664	31,300,561
Cummins, Inc.	77,530	18,845,992
Deere & Co.	71,341	29,909,001
Dover Corp.	13,860	2,077,614
Fortive Corp.	42,114	2,807,319
Ingersoll Rand, Inc.	48,131	2,794,967
Middleby Corp. (The)(a)	3,685	572,981
Otis Worldwide Corp.	54,838	4,640,392
PACCAR, Inc.	143,380	10,352,036
Parker-Hannifin Corp.	153,222	53,911,161

6	Multi-Manager Value Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pentair PLC	46,342	2,592,371
Snap-On, Inc.	18,739	4,660,014
Stanley Black & Decker, Inc.	19,711	1,687,459
Westinghouse Air Brake Technologies Corp.	22,138	2,309,658
Total		171,529,635
Professional Services 0.2%
Booz Allen Hamilton Holding Corp.	47,760	4,524,305
Leidos Holdings, Inc.	42,400	4,115,768
Total		8,640,073
Road & Rail 1.5%
CSX Corp.	206	6,281
Knight-Swift Transportation Holdings, Inc.	7,444	423,117
Norfolk Southern Corp.	40,737	9,158,492
U-Haul Holding Co.	5,483	352,063
U-Haul Holding Co.	48,155	2,678,863
Union Pacific Corp.	229,229	47,514,587
Total		60,133,403
Trading Companies & Distributors 0.2%
United Rentals, Inc.	18,295	8,571,757
WESCO International, Inc.(a)	3,671	607,844
Total		9,179,601
Total Industrials		535,660,221
Information Technology 10.5%
Communications Equipment 0.7%
Ciena Corp.(a)	4,225	203,729
Cisco Systems, Inc.	559,250	27,078,885
F5, Inc.(a)	668	95,511
Juniper Networks, Inc.	44,440	1,367,863
Total		28,745,988
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.(a)	16,208	1,912,382
Avnet, Inc.	268	11,982
Corning, Inc.	255,656	8,679,521
Flex Ltd.(a)	81,764	1,860,949
IPG Photonics Corp.(a)	223	27,483
Jabil, Inc.	18,328	1,521,774
TD SYNNEX Corp.	5,786	558,465
Common Stocks (continued)
Issuer	Shares	Value ($)
TE Connectivity Ltd.	41,329	5,262,008
Teledyne Technologies, Inc.(a)	2,904	1,248,923
Total		21,083,487
IT Services 2.6%
Accenture PLC, Class A	42,390	11,256,664
Akamai Technologies, Inc.(a)	15,026	1,090,888
Amdocs Ltd.	31,789	2,912,190
Automatic Data Processing, Inc.	45,002	9,892,340
Block, Inc., Class A(a)	1,331	102,128
Cognizant Technology Solutions Corp., Class A	130,283	8,159,624
Concentrix Corp.	5,159	705,957
DXC Technology Co.(a)	12,300	341,202
Fidelity National Information Services, Inc.	40,963	2,595,825
Fiserv, Inc.(a)	48,392	5,569,435
Global Payments, Inc.	16,158	1,812,928
International Business Machines Corp.	119,669	15,473,202
Kyndryl Holdings, Inc.(a)	3,420	53,660
PayPal Holdings, Inc.(a)	8,120	597,632
SS&C Technologies Holdings, Inc.	441,212	25,899,144
Twilio, Inc., Class A(a)	1,217	81,795
Visa, Inc., Class A	90,554	19,916,447
Total		106,461,061
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.(a)	61,368	4,822,297
Analog Devices, Inc.	139,512	25,596,267
Broadcom, Inc.	45,180	26,850,022
Intel Corp.	539,243	13,443,328
KLA Corp.	46,566	17,666,209
Lam Research Corp.	37,737	18,340,559
Marvell Technology, Inc.	61,411	2,772,707
Microchip Technology, Inc.	177,885	14,414,021
Micron Technology, Inc.	208,863	12,076,459
ON Semiconductor Corp.(a)	10,519	814,276
Qorvo, Inc.(a)	33,803	3,410,385
Skyworks Solutions, Inc.	32,797	3,659,161
Texas Instruments, Inc.	288,302	49,429,378
Total		193,295,069

Multi-Manager Value Strategies Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.6%
Black Knight, Inc.(a)	2,911	173,496
Dolby Laboratories, Inc., Class A	659	54,222
Microsoft Corp.	223,076	55,639,616
Roper Technologies, Inc.	1,320	567,864
Salesforce, Inc.(a)	46,140	7,548,965
Total		63,984,163
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co.	372,558	5,815,630
HP, Inc.	37,320	1,101,687
Western Digital Corp.(a)	78,360	3,015,293
Total		9,932,610
Total Information Technology		423,502,378
Materials 5.5%
Chemicals 2.6%
Air Products & Chemicals, Inc.	20,559	5,879,463
Albemarle Corp.	12,992	3,303,996
Celanese Corp., Class A	4,819	560,112
CF Industries Holdings, Inc.	42,812	3,677,123
Corteva, Inc.	46,966	2,925,512
Dow, Inc.	137,425	7,860,710
DuPont de Nemours, Inc.	47,436	3,464,251
Eastman Chemical Co.	46,835	3,990,342
International Flavors & Fragrances, Inc.	23,348	2,176,034
Linde PLC	85,048	29,628,172
LyondellBasell Industries NV, Class A	98,970	9,500,130
Mosaic Co. (The)	78,129	4,155,681
PPG Industries, Inc.	83,879	11,077,061
Sherwin-Williams Co. (The)	60,592	13,412,039
Westlake Corp.	19,870	2,367,312
Total		103,977,938
Construction Materials 0.5%
Martin Marietta Materials, Inc.	51,974	18,703,883
Vulcan Materials Co.	17,470	3,160,498
Total		21,864,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
Amcor PLC	67,703	754,211
Avery Dennison Corp.	38,627	7,037,453
International Paper Co.	119,659	4,354,391
Packaging Corp. of America	44,959	6,146,794
Sonoco Products Co.	212	12,521
WestRock Co.	41,589	1,305,895
Total		19,611,265
Metals & Mining 1.9%
Alcoa Corp.	30,120	1,474,073
Arconic Corp.(a)	1,340	35,430
Cleveland-Cliffs, Inc.(a)	63,354	1,351,341
Freeport-McMoRan, Inc.	899,621	36,857,472
Newmont Corp.	161,072	7,024,350
Nucor Corp.	100,960	16,904,742
Reliance Steel & Aluminum Co.	20,889	5,177,130
Royal Gold, Inc.	389	46,209
Steel Dynamics, Inc.	71,770	9,050,915
Total		77,921,662
Paper & Forest Products 0.0%
Sylvamo Corp.	134	6,610
Total Materials		223,381,856
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 0.9%
AvalonBay Communities, Inc.	33,140	5,717,313
Crown Castle, Inc.	44,956	5,877,997
SBA Communications Corp.	46,351	12,021,132
Weyerhaeuser Co.	422,857	13,214,281
Total		36,830,723
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	77,682	6,613,846
Howard Hughes Corporation(a)	259	21,528
Jones Lang LaSalle, Inc.(a)	12,564	2,191,915
Zillow Group, Inc., Class C(a)	10,447	438,774
Total		9,266,063
Total Real Estate		46,096,786

8	Multi-Manager Value Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, February 28, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.9%
Electric Utilities 1.0%
American Electric Power Co., Inc.	99,893	8,787,587
Entergy Corp.	75,391	7,755,472
Eversource Energy	71,401	5,380,779
NextEra Energy, Inc.	135,162	9,600,557
NRG Energy, Inc.	42,608	1,397,116
Xcel Energy, Inc.	104,922	6,774,814
Total		39,696,325
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	63,624	1,399,092
Multi-Utilities 0.9%
Ameren Corp.	79,400	6,567,174
CMS Energy Corp.	86,910	5,125,083
Dominion Energy, Inc.	241,095	13,409,704
Common Stocks (continued)
Issuer	Shares	Value ($)
DTE Energy Co.	38,268	4,198,382
WEC Energy Group, Inc.	81,109	7,191,124
Total		36,491,467
Total Utilities		77,586,884
Total Common Stocks (Cost $3,328,256,604)		4,002,467,574

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(b),(c)	44,500,312	44,482,512
Total Money Market Funds (Cost $44,483,187)		44,482,512
Total Investments in Securities (Cost: $3,372,739,791)		4,046,950,086
Other Assets & Liabilities, Net		4,756,471
Net Assets		4,051,706,557

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	41,578,354	370,160,540	(367,255,707)	(675)	44,482,512	6,554	1,494,363	44,500,312
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Value Strategies Fund | Third Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT116_05_N01_(04/23)